SHORT-TERM AND LONG-TERM INVESTMENTS (Scheduled Maturities of Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 30,292
Amortized cost, due after one year through five years	99,051
Amortized cost, total	129,343
Estimated fair value, due within one year	30,287
Estimated fair value, due after one year through five years	98,726
Estimated fair value, total	$ 129,013	$ 462,298